Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Commitments and Contingencies

Note 8 – Commitments and Contingencies

Employment Agreements

The Company hired a new Chief Financial Officer (the “New CFO”) on January 23, 2012. In connection with his appointment, the New CFO received (i) an annual base salary of $175,000; (ii) eligibility for bonus compensation; (iii) an option to purchase 1,000,000 shares of the Company’s common stock, vesting over a period of three years, under the 2011 Plan, exercisable at a price of $0.345 per share; and (iv) 100,000 shares of the Company’s restricted common stock with a grant date of $34,500, which was recognized immediately. In addition, in the event that the New CFO was terminated without reasonable cause, he would be entitled to a severance payment equal to six months of his base salary at the time of termination. On February 15, 2012, the New CFO was granted an option to purchase 500,000 shares of the Company’s common stock, vesting over a period of three years, under the 2011 Plan, exercisable at a price of $0.345 per share. Both of the New CFO’s options are included in the above “Option Grants” discussion.

Operating Lease

The Company leases facilities in Folsom, California, Las Vegas, Nevada and Raleigh, North Carolina under non-cancelable operating leases. For the three months ended March 31, 2012 and 2011, rent expense was $61,359 and $74,306, respectively, and was recorded as part of general and administrative expenses within the statements of operations.

In January 2012, the Company executed a 63-month lease for 3,465 square feet of new headquarters office space in Folsom, California. The lease commenced on March 30, 2012. The base rent commences at $6,757 per month and escalates to $7,833 per month over the lease term. The Company is entitled to pay no base rent during each of the 13th, 26th, and 39th months of the lease.

In February 2012, the Company executed a 37-month sub-lease for the remaining terms of its Las Vegas, Nevada office space. The sub-lease rent income commences at $8,983 per month and escalates to $9,818 per month over the lease term. During the three months ended March 31, 2012, the Company recognized a charge of $155,000, included in general and administrative expense in the accompanying statements of operations, representing the aggregate differential between the lease expense and sublease income over the life of the leases.

In February 2012, the Company executed a new five-year lease for 5,772 square feet of office space in Raleigh, North Carolina. The base rent commences at $7,922 per month and escalates to $11,073 per month over the lease term. The landlord is spending up to $132,760 on leasehold improvements in order to prepare the space for occupancy and the lease has not yet commenced. The lease contains an option which permits the Company to terminate the lease on January 31, 2015, provided that the Company pay $102,795 and provide nine months written advance notice.

Future minimum payments (exclusive of the benefit of the Las Vegas sublease income) at March 31, 2012 required under the operating leases are as follows:

Years ending March 31:
2013	$338,953
2014	365,255
2015	451,610
2016	81,216
2017	91,257
Thereafter	23,499

$1,351,790

Note 15 – Commitments and Contingencies

Employment Agreements

New CEO

Effective on his hire date of September 30, 2011, as executed on January 9, 2012, the Company entered into a three-year employment agreement with its New CEO. The agreement provides for (a) a salary of $250,000 annually; (b) a bonus opportunity for meeting specified performance standards, to be set within 90 days of the execution of the agreement; and (c) ten-year, non-statutory stock options, not issued pursuant to the 2011 Plan, to purchase 6,900,000 shares of common stock at an exercise price of $0.345 per share, the fair market value of the restricted stock on the January 6, 2012 grant date. Vesting is 10% upon issuance, with the other 90% vesting ratably on a quarterly basis over the three-year term of the employment agreement, plus vested options survive termination of the employment relationship. Any unvested options are subject to accelerated vesting as follow (i) 75% of the granted options not fully vested shall fully vest upon two consecutive quarters of EBITDA profitability; and (ii) up to 100% of the granted stock options may be vested upon the execution of a strategic alliance with a major customer or entity, to be determined solely at the discretion of the Company’s board of directors. In March 2012, the Compensation Committee of the Company’s Board of Directors determined that the New CEO’s options became fully vested effective November 2011 as a result of the execution of a strategic alliance with a major customer. Although the option was not formally granted prior to December 31, 2011, the New CEO had a contractual right to the vested options pursuant to his employment agreement, and, accordingly, the Company has accrued the equity issuance liability of $1,526,970 based on the full value of the option as of December 31, 2011, when the restricted stock was valued at $0.345 per share.

Other

On each of June 21, 2010, December 7, 2007, and September 18, 2008, the Company entered into offers of employment which provide for annual base salaries of $250,000, $200,000 (increased to $225,000 in 2010) and $140,000 with the Company’s former Chief Executive Officer (“former CEO”), former Executive Chairman of the Board of Directors (“Former Chairman”) and Chief Technology Officer (“CTO”), respectively. In addition, the Former CEO and Former Chairman are eligible to earn a bonus of up to 50% of their base salary based upon their respective achievements as determined by the Company's board of directors.  The CTO is eligible to earn a bonus of $5,000 per quarter based upon achievement of goals set by his direct supervisor. Each of the Former CEO and Former Chairman are entitled to 12 months base salary in the event they are terminated “without cause” (as defined in their employment agreements) or “resign for good reason” (as defined in their employment agreements).  On September 29, 2011, the former CEO submitted his resignation as Chief Executive Officer, President and director of the Company, effective as of September 30, 2011. The Former CEO continues to work for the Company in a senior management position.

Operating Lease

The Company leases facilities in Las Vegas, Nevada and Raleigh, North Carolina under non-cancelable operating leases, expiring in 2014 and 2011, respectively. The Raleigh, North Carolina lease now is a month to month lease. In addition, the Company has a month to month lease in San Francisco, California. For the years ended December 31, 2011 and 2010, rent expense was $281,668 and $189,915, respectively and was recorded as part of general and administrative expenses within the statements of operations.

Future minimum payments at December 31, 2011 required under the operating leases are as follows:

Years ending December 31:
2012	$177,323
2013	182,650
2014	188,128
Total	$548,101